DEBT AND CAPITAL LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DEBT AND CAPITAL LEASE OBLIGATIONS
DEBT AND CAPITAL LEASE OBLIGATIONS

9.  DEBT AND CAPITAL LEASE OBLIGATIONS

Debt and capital lease obligations consists of the following (in thousands):

	July 2, 2011	December 31, 2010
Senior Secured Credit Facility:
$100.0 million revolving credit facility	$46,000	$—
Term loan facility, net of unamortized original issue discount of $5.2 million and $6.0 million, respectively	842,175	845,792
10.875% Senior Notes, including unamortized original issue premium of $3.8 million and $4.2 million, respectively	678,789	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	60	81
Total debt and capital lease obligations	2,167,024	1,825,112
Current maturities	(8,822)	(8,821)
Long-term debt and capital lease obligations	$2,158,202	$1,816,291

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a $1,065.0 million term loan facility maturing May 2014 and a $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of $1,052.4 million. We are amortizing the $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date.

We have subsequently entered into three amendments to the Senior Secured Credit Facility. The first amendment, entered into in January 2010 permitted us to issue $100.0 million in aggregate principal amount of new 10.875% senior notes, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred $1.1 million of arrangement and lender consent fees, which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

The second amendment, entered into in October 2010, permitted us to issue $300.0 million of new senior subordinated notes and repurchase or redeem all of our then outstanding 11.75% senior subordinated notes, prepay a portion of the term loans under our Senior Secured Credit Facility and pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility.

The third amendment, entered into in February 2011, increased the Maximum Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0x to 7.0x, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as the acquired entity becomes a loan party under the Senior Secured Credit Facility, and we are in compliance with this 7.0x maximum total net leverage ratio requirement, our senior secured leverage ratio requirement, and are not in default. In connection with this amendment, we incurred $2.1 million of expenses which are included in loss on modification of debt in our unaudited condensed consolidated statement of operations.

As of July 2, 2011, the market values of our term loan facility and revolving credit facility were $842.1 million and $43.4 million, respectively. We determine market value using trading prices for our credit facilities on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to our attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 7).

Fees.  In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to our attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in full at maturity in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions to be agreed upon, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuance or incurrence of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facility in direct order of maturity. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We were not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly-owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•                  incur additional indebtedness;

•                  create liens on assets;

•                  change fiscal years;

•                  enter into sale and leaseback transactions;

•                  engage in mergers or consolidations;

•                  sell assets;

•                  pay dividends and other restricted payments;

•                  make investments, loans or advances;

•                  repay subordinated indebtedness;

•                  make certain acquisitions;

•                  engage in certain transactions with affiliates;

•                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions;

•                  amend material agreements governing our subordinated indebtedness; and

•                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 for the trailing twelve months ended July 2, 2011, stepping down to 3.25:1 at the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of July 2, 2011, our senior secured leverage ratio was 2.87:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007 and January 20, 2010, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued 10.875% Senior Notes due 2014, with aggregate principal amounts of $575.0 million and $100.0 million, respectively (the 10.875% Notes), under an agreement dated November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. The $100.0 million of 10.875% Notes were issued at a 5.0% premium, and we are amortizing the premium over the term of the notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date.

As of July 2, 2011, the market value of the 10.875% Notes was $718.9 million. We determine market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO, or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 9.75% Notes was $302.3 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, the 7.75% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

7.75% Senior Notes

On April 7, 2011, the Issuers issued $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. Semi-annual interest of approximately $11.6 million related to the 7.75% Notes will be payable in cash on April 15 and October 15 of each year, commencing on October 15, 2011, and accrues from and including April 7, 2011. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

As of July 2, 2011, the market value of the 7.75% Notes was $300.8 million. We determined market value using trading prices for the 7.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 7.75% Notes.

Optional Redemption.  Under the Indenture to the 7.75% Notes (the 7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 7.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of July 2, 2011, we were in compliance with all applicable covenants.

Debt Issuance Costs

As of July 2, 2011 and December 31, 2010, we had $37.8 million and $34.1 million, respectively, of unamortized debt issuance costs which were included in other assets in our unaudited condensed consolidated balance sheets. During the six months ended July 2, 2011, we incurred $7.5 million of debt issuance costs which were capitalized in connection with the issuance of $300.0 million aggregate principal of 7.75% Notes. During the three and six months ended July 3, 2010, we incurred $0.3 million and $3.3 million of debt issuance costs, respectively, which were capitalized, in connection with the sale of $100.0 million aggregate principal of 10.875% Notes. For the three and six months ended July 2, 2011, amortization of debt issuance costs was $2.0 million and $3.8 million, respectively. For the three and six months ended July 3, 2010, amortization of debt issuance costs was $1.7 million and $3.9 million, respectively. Amortization of debt issuance costs is included in interest expense in our unaudited condensed consolidated statements of operations.

13.                              DEBT AND CAPITAL LEASES

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2010	December 31, 2009
Senior Secured Credit Facility:
$100 million revolving credit facility	$—	$—
Term loan, net of unamortized original issue discount ($6.0 million, and $9.3 million at December 31, 2010 and 2009, respectively)	845,792	1,034,427
10.875% Senior Notes, including unamortized original issue premium ($4.2 million at December 31, 2010)	679,239	575,000
9.75% Senior Subordinated Notes	300,000	—
11.75% Senior Subordinated Notes	—	200,000
Notes payable for acquisitions	—	2,860
Capital lease obligations and other	81	583
Total debt and capital lease obligations	1,825,112	1,812,870
Current maturities	(8,821)	(15,926)
Long-term debt and capital lease obligations	$1,816,291	$1,796,944

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a $1,065.0 million term loan facility maturing May 2014 and a $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of $1,052.4 million. We are amortizing the $12.6 million discount using the effective interest method, thereby increasing the reported outstanding balance through the maturity date of the term loan facility.

On January 14, 2010, we entered into Amendment No. 1 to the Senior Secured Credit Facility, which permitted us to issue up to an additional $150.0 million in aggregate principal amount of new 10.875% Senior Notes on or prior to March 1, 2010, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans. In connection with this amendment, we incurred $1.1 million of arrangement and lender consent fees, which we expensed during the first quarter of 2010. On January 20, 2010, we issued $100.0 million of new 10.875% Senior Notes, as described below, and made a $101.5 million voluntary prepayment of the term loans in accordance with the terms of Amendment No. 1 to the Senior Secured Credit Facility. In addition, pursuant to the excess cash flow provisions of the Senior Secured Credit Facility, as described below, we also made a $2.0 million prepayment of the term loans during March 2010. In connection with these prepayments, we accelerated $0.8 million of amortization of the then remaining unamortized original issue discount during the first quarter of 2010. Additionally, we recognized a non-cash loss of $1.9 million attributable to the write off of the then remaining unamortized debt issuance costs related to the portion of the term loans that were repaid.

On October 5, 2010, we entered into Amendment No. 2 to the Senior Secured Credit Facility, which permitted us to (1) issue $300.0 million in aggregate principal amount of new subordinated notes to be co-issued by DJOFL and DJO Finco; (2) use the proceeds from the offering to repurchase or redeem all of our existing 11.75% Senior Subordinated Notes (11.75% Notes) due 2014; (3) prepay a portion of the term loans under our Senior Secured Credit Facility and (4) pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility. In connection with this amendment, we incurred $0.7 million of fees and expenses, which were expensed during the fourth quarter of 2010. On October 18, 2010, we issued $300.0 million aggregate principal amount of new 9.75% Senior Subordinated Notes (9.75% Notes), as described below. During October 2010, we made voluntary aggregate prepayments of $79.0 million of the term loans under our Senior Secured Credit Facility. In connection with these prepayments, we accelerated $0.6 million of amortization of the unamortized original issue discount as of the prepayment dates, and recognized a non-cash loss of $1.2 million attributable to the write off of unamortized debt issuance costs as of the prepayment dates relating to the portion of the term loans that were repaid.

On February 18, 2011, we entered into Amendment No. 3 to the Senior Secured Credit Facility, which increased the Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0 to 7.0, and deemed the ETI acquisition (See Note 24) to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as we are in compliance with this ratio, with the senior secured leverage ratio, and not in default.

The market value of our term loan facility was $836.9 million as of December 31, 2010. We determine market value using trading prices for our term loan on or near that date.

Interest Rates.  Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to us attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 11). As of December 31, 2010, our weighted average interest rate for all borrowings under the Senior Secured Credit Facility was 4.08%.

Fees. In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to us attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments.  We are required to pay annual payments in equal quarterly installments on the loans under the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in May 2014.

Prepayments.  The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuances or incurrences of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facilities in direct order of maturity. We reinvested the net proceeds from our 2009 asset sales and, as such, our calculation of 2009 excess cash flows excluded those net proceeds. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We are not required to make any prepayments in 2011 related to our 2010 excess cash flow calculation.

Guarantee and Security.  All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default.  The Senior Secured Credit Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•                  incur additional indebtedness,

•                  create liens on assets,

•                  change fiscal years,

•                  enter into sale and leaseback transactions,

•                  engage in mergers or consolidations,

•                  sell assets,

•                  pay dividends and other restricted payments,

•                  make investments, loans or advances,

•                  repay subordinated indebtedness,

•                  make certain acquisitions,

•                  engage in certain transactions with affiliates,

•                  restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions,

•                  amend material agreements governing our subordinated indebtedness, and

•                  change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.50:1 as of the twelve months ended December 31, 2010, stepping down over time to 3.25:1 by the end of 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2010, our senior secured leverage ratio was 3.07:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued $575.0 million aggregate principal amount of 10.875% Senior Notes under an agreement dated as of November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. We refer to the 10.875% Senior Notes, individually, or collectively, as the 10.875% Notes.

On January 20, 2010, the Issuers issued $100.0 million aggregate principal amount of new 10.875% Notes, pursuant to the 10.875% Indenture that governs our existing 10.875% Notes due 2014. We issued the new 10.875% Notes at a 5.0% premium, resulting in gross proceeds of $105.0 million. We are amortizing the premium over the term of the new 10.875% Notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date. Net proceeds from the issuance (excluding $2.0 million of interest accrued from November 15, 2009 to January 19, 2010, which was included in the interest payment we made to holders of the new 10.875% Notes on May 15, 2010), along with cash on hand, were used to repay $101.5 million of existing term loans under the Senior Secured Credit Facility. The 10.875% Notes require semi-annual interest payments of $36.7 million each May 15 and November 15 and are due November 15, 2014.

As of December 31, 2010, the market value of the 10.875% Notes was $735.8 million. We determined market value using trading prices for the 10.875% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 10.875% Notes.

Optional Redemption.  Under the 10.875% Indenture, prior to November 15, 2011, the Issuers have the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

11.75% Senior Subordinated Notes

In November 2006, the Issuers issued $200.0 million aggregate principal amount of 11.75% senior subordinated notes (the 11.75% Notes). The 11.75% Notes required semi-annual interest payments of $11.8 million each May 15 and November 15.

On October 1, 2010, we commenced a cash tender offer for any and all of our $200 million of outstanding 11.75% Notes due 2014 with a final tender expiration date of October 29, 2010. The total tender offer consideration of $1,065 for each $1,000 principal amount of 11.75% Notes validly tendered included an early tender premium of $30 per $1,000 principal amount of 11.75% Notes validly tendered by October 15, 2010. In addition, holders who validly tendered their 11.75% Notes were entitled to receive accrued interest from and including the last interest payment date through the applicable settlement date.

In October 2010, we issued $300.0 million of 9.75% Notes, discussed below, and used a portion of the proceeds to repurchase $200.0 million aggregate principal amount of the 11.75% Notes for total consideration of $213.0 million plus $10.0 million of accrued interest through the settlement date.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% Notes maturing on October 15, 2017. We used the proceeds, along with cash on hand, to repurchase our $200.0 million aggregate principal amount of 11.75% Notes, prepay $79.0 million of term loans under our Senior Secured Credit Facility, and pay related premiums, fees and expenses.

The 9.75% Notes require semi-annual interest payments of $14.6 million each April 15 and October 15, commencing on April 15, 2011, and will accrue from and including October 18, 2010. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2010, the market value of the 9.75% Notes was $300.8 million. We determined market value using trading prices for the 9.75% Notes on or near that date. We believe the trading prices reflect certain differences between prevailing market terms and conditions and the actual terms of our 9.75% Notes.

Optional Redemption.  Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control.  Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants.  The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2010, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, and the 9.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2010, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2011	$8,821
2012	8,824
2013	8,782
2014	1,498,685
2015	—
Thereafter	300,000
$1,825,112

Loss on Modification and Extinguishment of Debt

During the year ended December 31, 2010, we recognized a loss on modification and extinguishment of debt of $19.8 million. This loss includes $13.0 million of premiums, a $4.3 million non-cash write-off of unamortized debt issuance costs, and $1.4 million of fees and expenses associated with the amendment of our Senior Secured Credit Facility, issuance of $300.0 million of 9.75% Notes and redemption of our $200.0 million of 11.75% Notes in October 2010. In addition, this loss includes $1.1 million of fees and expenses related to the amendment of our Senior Secured Credit Facility in connection with the issuance of $100.0 million 10.875% Notes in January 2010.

Debt Issuance Costs

As of December 31, 2010 and 2009, we had $34.1 million, and $38.9 million, respectively, of unamortized debt issuance costs, which are included in other assets in our consolidated balance sheets. During the year ended December 31, 2010, we incurred $10.3 million of debt issuance costs, which were capitalized, in connection with the issuance and registered exchange offer of the $100.0 million 10.875% Notes in January 2010, and the issuance of the $300.0 million 9.75% Notes in October 2010. During the years ended December 31, 2009 and 2008, we did not incur any debt issuance costs. For the years ended December 31, 2010, 2009 and 2008, amortization of debt issuance costs was $7.7 million, $12.7 million, and $13.2 million, respectively, and was included in interest expense in our consolidated statements of operations.